DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended		21 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Nov. 10, 2021	Jul. 06, 2021	Jul. 06, 2020	Jun. 15, 2020
Accounts receivale related party			$ 75,094
Cash equivalents			0	$ 0
Allowance for uncollectible accounts receivable			446,551	225,000
Impairment of goodwill			104,657	663,434
Impairment of intangible assets			3,000,013	$ 330,508
Impairment expenses long lived Assets			7,283,276
Impairment expenses property and equipment			954,119
Impairment expenses right of use assets			3,224,487
Estimated useful life				5 years
Convertible promissory notes			744,260
Convertible promissory notes	$ 358,500	$ 1,256,187	1,256,187	$ 3,900,400
TPT MedTech
Percentage of common stock conversion	86.00%				100.00%
Deferred revenue			$ 0	41,000
Ally Pharma Member
Mezzanine stock, issued	110,000,000		110,000,000
Ownership percentage			80.00%
Deferred revenue	$ 0		$ 75,556	$ 421,643
Customer 1 and 2 | Accounts Receivable
Concentration risk			48.00%	45.00%
Asia [Member]
International sales	$ 0	$ 172,781	$ 172,784	$ 165,834
Computers and Office Equipment
Estimated useful life				3 years
Minimum | Telecommunications Equipment
Estimated useful life				7 years
Total Services Revenues
Estimated useful life				10 years
Preferred stock, authorized			2,500,000,000
Stimulus offerings			$ 1,402,700
Percentage of common stock conversion	60.00%			60.00%
Convertible promissory notes			81,675
Additional Convertible promissory notes			$ 330,000
Series A Preferred Stock
Preferred stock, authorized	4,500,000,000		4,500,000,000
Mezzanine stock, issued	1,000,000		1,000,000	1,000,000
Series D Preferred Stock
Preferred stock, authorized			100,000,000				100,000,000	10,000,000	100,000,000
Percentage of common stock conversion	75.00%
Mezzanine stock, issued			46,649	46,649
Number of days	30 days
Average market closing price	$ 5.00
Series D Preferred Stock | Automatic Conversion To Common Stock Member
Percentage of common stock conversion	75.00%
Number of days	30 days
Average market closing price	$ 5.00
Series E Preferred Stock
Preferred stock, authorized						10,000,000
Percentage of common stock conversion	75.00%
Mezzanine stock, issued			2,043,507	0
Number of days	30 days
Average market closing price	$ 5.00
Series E Preferred Stock | Automatic Conversion To Common Stock Member
Percentage of common stock conversion	75.00%
Number of days	30 days
Average market closing price	$ 5.00